7. Share-based payments (Details Narrative) - USD ($)	1 Months Ended						3 Months Ended			6 Months Ended		12 Months Ended
	Jul. 27, 2016	Mar. 31, 2016	Jan. 31, 2016	May 31, 2015	Jun. 30, 2014	Mar. 31, 2014	Mar. 31, 2017	Jun. 30, 2015	Mar. 31, 2015	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2012	Jun. 28, 2017	Jun. 01, 2016	May 01, 2016	Feb. 28, 2016
Issuance of common stock					240,000			5,000,000	60,000
Recorded expense									$ 31,200	$ 6,118	$ 12,007
Purchase of warrants			300,000							120,000	120,000
Common Stock issued for services, Value										$ 115,329	$ 282,090	$ 337,090	$ 602,507
Uptick Capital, LLC [Member]
Issuance of common stock																		1,543,305
Restricted common stock share issued	25,000
Investor relations agreement [Member]
Recorded expense												$ 70,151	$ 61,200	$ 91,800
Nonemployee Common stock [Member]
Common Stock issued for services, Shares												2,859,090	175,000
Common Stock issued for services, Value												$ 360,000	$ 31,300
Nonemployee Common stock [Member] | Financial advisory agreements [Member]
Fair value of unearned shares of common stock								$ 1,000,013			$ 1,000,013
Issuance of common stock								333,332			333,332
Share issued, term								through June 2016.
Recorded expense								$ 510,007			$ 510,007
Additional remaining shares to be issued								3,999,987			3,999,987
Nonemployee Common stock [Member] | UPT management agreement [Member]
Fair value of unearned shares of common stock												$ 58,500
Nonemployee Common stock [Member] | Investor relations agreement [Member]
Issuance of common stock					60,000
Share issued, term			through February 2016		through May 2015.
Shareholder fees		$ 102,000	$ 25,000
Purchase of warrants		575,000	150,000
Warrant exercise price		$ 0.40	$ 0.18
Warrant exercise period			1 year
Restricted common stock share issued		425,000
Nonemployee common stock warrants -- Fully-vested upon issuance [Member]
Recorded expense																$ 27,727
Purchase of warrants																500,000
Warrant exercise price																$ 0.07
Common stock warrants maximum contractual term												5 years
Nonemployee Common stock warrants - Service and performance conditions [Member] | UPT management agreement [Member]
Warrant exercise price										$ 1.00		$ 1.00
Warrant exercise period												3 years
Fair value of warrants										$ 2,586,000		$ 2,586,000
Recognized expense												$ 20,933	$ 52,056
Common stock warrants under the service condition vested												240,000	240,000
Fair value unvested common stock warrants												2,000,000
Unrecognized expense												$ 84,693
Remaining service award expense term												6 months
Nonemployee Common stock warrants - Service and performance conditions [Member] | Financing Advisory Services [Member]
Recorded expense						$ 200,379
Purchase of warrants						400,000
Warrant exercise price						$ 2.50
Warrant exercise period						5 years
Fair value of warrants							$ 352,000					$ 352,000		179,964
Change in fair value as reduction of expense									$ 20,415
Recognized expense														$ 200,379
Nonemployee Common stock warrants - Service and performance conditions [Member] | Financing Advisory Services [Member] | Second Issuance [Member]
Purchase of warrants						400,000
Warrant exercise price						$ 2.50
Warrant exercise period						1 year
Change in fair value of warrants issuance			decreased from $203,569 to $74,464.	increased from $203,010 to $203,569.
Change in fair value of warrants issuance exercise price			reduced from $0.45 to $0.30	reduced to $0.45.
Nonemployee Common stock warrants - Service and performance conditions [Member] | Financing Advisory Services [Member] | First Issuance [Member]
Change in fair value of warrants issuance			decreased from $188,525 to $54,950.	increased from $180,484 to $188,525.
Change in fair value of warrants issuance exercise price			reduced from $0.45 to $0.30.	reduced to $0.45.
Legal Settlement Replacement Warrants [Member]
Recorded expense												$ 423,973
Purchase of warrants															7,000,000
Change in fair value of warrants issuance exercise price															from $0.35 to $0.75 per warrant
Description of all replacement warrants												All of the replacement warrants have an exercise price of $0.25, while 6,000,000 expire in January 2017 and 1,000,000 expired in December 2015.
Legal Settlement Replacement Warrants [Member] | Minimum [Member]
Warrant exercise price															$ 0.35
Warrants Expiration Date															Apr. 30, 2015
Legal Settlement Replacement Warrants [Member] | Maximum [Member]
Warrant exercise price															$ 0.75
Warrants Expiration Date															Apr. 30, 2017
Employee stock options Market price-based [Member]
Recorded expense													$ 7,950,000
Nonemployee Common Stock Warrants -- Fully-Vested Upon Issuance [Member] | Financing Advisory Service [Member] | Minimum [Member]
Warrant exercise price			$ 0.56
Nonemployee Common Stock Warrants -- Fully-Vested Upon Issuance [Member] | Financing Advisory Service [Member] | Maximum [Member]
Warrant exercise price			$ 2.50
Nonemployee Common Stock Warrants -- Fully-Vested Upon Issuance [Member] | Financing Advisory Service [Member] | Additional Warrants [Member]
Recorded expense			$ 246,500
Purchase of warrants			1,266,503
Warrant exercise price			$ 0.30
Nonemployee Common Stock Warrants -- Fully-Vested Upon Issuance [Member] | Financing Advisory Services [Member]
Recorded expense			$ 64,000
Purchase of warrants			2,533,000
Warrant exercise price			$ 0.30
Nonemployee Common Stock Warrants -- Fully-Vested Upon Issuance [Member] | Board of Advisors [Member]
Issuance of common stock																			200,000
Excercise price of common stock																			$ 0.31
Recorded expense																	$ 13,383		$ 134,890
Purchase of warrants																	200,000		400,000
Warrant exercise price																	$ 0.24		$ 0.27